Capital And Reserves - Additional Information (Detail)					12 Months Ended
	Oct. 13, 2020 € / shares shares	Oct. 12, 2020 EUR (€) shares € / shares	Jan. 29, 2020 EUR (€) vehicles € / shares shares	Oct. 04, 2019 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2020 EUR (€)	Oct. 27, 2020 € / shares	Oct. 08, 2020 € / shares shares	Dec. 30, 2019 shares
Capital And Reserves [Line Items]
Eligibility amount for acquisition or disposal				€ 10,000,000.00
Annual revenue percentage				2.00%
Treasury shares					€ 0	€ 9,377,000
Share premium [member]
Capital And Reserves [Line Items]
Contribution towards share premium		€ 148,730,000			150,909,000
Contribution in cash					81,911,000
Contribution in kind					€ 68,998,000
Additional capital contribution in cash		€ 92,667,000
Kinetik [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares								€ 0.25
shares contributed by associates | shares								50,000,000
Computer Share Trustees Limited [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares	€ 0.25
Number of shares transferred | shares	12,491,723
Arrival Group [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares							€ 0.10
Arrival Group [Member] | Luxembourg law [Member]
Capital And Reserves [Line Items]
Aggregate reserve to be maintained untill it reaches percentage of subscribed capital						10.00%
Arrival Group [Member] | Luxembourg law [Member] | Top of range [member]
Capital And Reserves [Line Items]
Percentage of reserve to be allocated not less than to its statutory net profits to a non distributable legal reserve						5.00%
UPS [Member]
Capital And Reserves [Line Items]
Subscription price			€ 10,000,000.00
Number of electric vehicles | vehicles			10,000
RSP Participants [Member]
Capital And Reserves [Line Items]
Number of shares acquired | shares		12,491,723
Business consideration for the acquisition		€ 42,585,408.29
Preferred Share A [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares		€ 0.25	€ 0.25
Amount of share capital			€ 227,333,335.25
Share capital amount after increase			€ 228,066,668.75
Preferred Share A [Member] | Share premium [member]
Capital And Reserves [Line Items]
Number of shares issued | shares		11,481,274	2,933,334
Preferred Share A [Member] | Black Rock Funds [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares		€ 0.25
Number of shares issued | shares		17,998,734
Subscription price		€ 100,500,000.48
Preferred Share A [Member] | WCPF II [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares		€ 0.25
Number of shares issued | shares		14,666,671
Subscription price		€ 50,000,001.44
Before Extra Ordinary General Meeting [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares				€ 1.00
Number of shares conversion | shares				16,000
Conversion price ratio				1.00
After Extra Ordinary General Meeting [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares				€ 0.25
Reduced par value per share | € / shares				€ 0.25	€ 0.25
Number of shares conversion | shares				64,000
Convesrion price per share | € / shares				€ 0.25
Increase in share capital amount				€ 219,984,000.00	€ 7,333,335.25
Number of shares issued | shares				879,936,000.00					29,333,341